Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0001652935
Registrant Name	Actuate Therapeutics, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES